RESTRICTED CASH - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Restricted Cash [Abstract]
Restricted cash	$ 15,700	$ 13,000
Restricted call deposit	$ 3,000	$ 0